Fair Value Measurements - Narrative (Details)	Dec. 31, 2020 USD ($)	Dec. 02, 2020 shares	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants outstanding	$ 343,400,000		$ 1,122,000
2017, 2018, And 2020 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants outstanding	$ 0
Cashless Conversion Warrant Exercises
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercised (in shares) | shares		13,647
Share-Based Warrant Exercises
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercised (in shares) | shares		130,376
Level 3 | Equity Valuation | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input			640,000,000
Level 3 | Expected Term | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input			3
Level 3 | Price Volatility | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input			0.496
Level 3 | Risk Free Interest Rate | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input			0.0162
Level 3 | Discount Rate | 2017 and 2018 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input			0.35
Level 3 | Share Price | 2017, 2018, And 2020 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		18.00